Segmental and Revenue Analysis (Tables)	12 Months Ended
Dec. 31, 2017
Segmental and Revenue Analysis [Abstract]
Schedule of segmental and revenue analysis
	For the Years Ended December 31,
	2017	2016	2015
Products	$4,000,940	$8,855,284	$25,010
Projects	13,343,223	3,129,771	3,293,823
Services	7,995,334	-	-
Net revenues	25,339,497	11,985,055	3,318,833
Products – related parties	-	294,666	3,590,812
Projects – related parties	-	-	68,609
Net revenues from related parties	-	294,666	3,659,421
Total revenues	$25,339,497	$12,279,721	$6,978,254